Assets under management	12 Months Ended
Dec. 31, 2018
Assets under management
38 Assets under management
The following disclosure provides information regarding client assets, assets under management and net new assets as regulated by FINMA.
Assets under management
Assets under management include assets for which the Group provides investment advisory or discretionary asset management services, investment fund assets and assets invested in other investment fund-like pooled investment vehicles managed by the Group. The classification of assets under management is conditional upon the nature of the services provided by the Group and the clients’ intentions. Assets are individually assessed on the basis of each client’s intentions and objectives and the nature of the banking services provided to that client. In order to be classified as assets under management, the Group must currently or in the foreseeable future expect to provide a service where the involvement of the Group’s banking or investment expertise (e.g. as asset manager or investment advisor) is not purely executional or custodial in nature.
Assets under custody are client assets held mainly for execution-related or safekeeping/custody purposes only and therefore are not considered assets under management since the Group does not generally provide asset allocation or financial advice.
Assets of corporate clients and public institutions that are used primarily for cash management or transaction executional purposes for which no investment advice is provided are classified as commercial assets or assets under custody and therefore do not qualify as assets under management.
For the purpose of classifying assets under management, clients with multiple accounts are assessed from an overall relationship perspective. Accounts that are clearly separate from the remainder of the client relationship and represent assets held for custody purposes only are not included as assets under management.
The initial classification of the assets may not be permanent as the nature of the client relationship is reassessed on an on-going basis. If changes in client intent or activity warrant reclassification between client asset categories, the required reclassification adjustments are made immediately when the change in intent or activity occurs. Reclassifications between assets under management and assets held for transaction-related or custodial purposes result in corresponding net asset inflows or outflows. Effective as of January 1, 2019, the Group updated its assets under management policy primarily to introduce more specific criteria to evaluate whether client assets qualify as assets under management. The introduction of this updated policy is expected to result in a reclassification of approximately CHF 19 billion of assets under management to assets under custody which will be reflected as a structural effect in the first quarter of 2019.
A portion of the Group’s assets under management results from double counting. Double counting arises when assets under management are subject to more than one level of asset management services. Each separate advisory or discretionary service provides additional benefits to the client and represents additional income for the Group. Specifically, double counting primarily results from the investment of assets under management in collective investment instruments managed by the Group. The extent of double counting is disclosed in the following table.
Assets under management
end of	2018	2017
CHF billion
Assets in collective investment instruments managed by Credit Suisse	186.4	185.2
Assets with discretionary mandates	256.5	267.3
Other assets under management	904.4	923.6
Assets under management (including double counting)	1,347.3	1,376.1
of which double counting	44.2	46.2
Changes in assets under management
	2018	2017
Assets under management (CHF billion)
Balance at beginning of period [1]	1,376.1	1,251.1
Net new assets/(net asset outflows)	56.5	37.8
Market movements, interest, dividends and foreign exchange	(68.2)	86.7
of which market movements, interest and dividends [2]	(55.1)	88.9
of which foreign exchange	(13.1)	(2.2)
Other effects	(17.1)	0.5
Balance at end of period	1,347.3	1,376.1
1 Including double counting.
2 Net of commissions and other expenses and net of interest expenses charged.
Net new assets
Net new assets measure the degree of success in acquiring assets under management or changes in assets under management through warranted reclassifications. The calculation is based on the direct method, taking into account individual cash payments, security deliveries and cash flows resulting from loan increases or repayments.
Interest and dividend income credited to clients and commissions, interest and fees charged for banking services as well as changes in assets under management due to currency and market volatility are not taken into account when calculating net new assets, as such charges or market movements are not directly related to the Group’s success in acquiring assets under management. Similarly other effects mainly relate to asset inflows and outflows due to acquisition or divestiture, exit from businesses or markets or exits due to new regulatory requirements and are not taken into account when calculating net new assets. The Group reviews relevant policies regarding client assets on a regular basis.
Divisional allocation
Assets under management and net new assets for the Private Clients business in the Swiss Universal Bank division, the Private Banking businesses in the International Wealth Management and Asia Pacific divisions, the Corporate & Institutional Banking business in the Swiss Universal Bank division and the Strategic Resolution Unit are allocated based on the management areas (business areas) that effectively manage the assets. The distribution of net new assets resulting from internal referral arrangements is governed under the net new asset referral framework, which includes preset percentages for the allocation of net new assets to the businesses.
The allocation of assets under management and net new assets for Asset Management in the Internal Wealth Management division reflects the location where the investment vehicles are managed and where the costs of managing the funds are incurred.

Bank
Assets under management
37 Assets under management
The following disclosure provides information regarding client assets, assets under management and net new assets as regulated by FINMA.
> Refer to “Note 38 – Assets under management” in VI – Consolidated financial statements – Credit Suisse Group for further information.
Assets under management
end of	2018	2017
CHF billion
Assets in collective investment instruments managed by Credit Suisse	178.3	177.4
Assets with discretionary mandates	256.5	267.3
Other assets under management	904.4	923.6
Assets under management (including double counting)	1,339.2	1,368.3
of which double counting	42.4	44.6
Changes in assets under management
	2018	2017
Assets under management (CHF billion)
Balance at beginning of period [1]	1,368.3	1,243.9
Net new assets/(net asset outflows)	56.0	36.2
Market movements, interest, dividends and foreign exchange	(68.0)	87.6
of which market movements, interest and dividends [2]	(54.8)	89.8
of which foreign exchange	(13.2)	(2.2)
Other effects	(17.1)	0.6
Balance at end of period	1,339.2	1,368.3
1 Including double counting.
2 Net of commissions and other expenses and net of interest expenses charged.